Basis of preparation	12 Months Ended
Dec. 31, 2024
General Information About Financial Statements [Abstract]
Basis of preparation	Basis of preparation
3.1.               Statement of compliance
The consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards). Details of the Group’s accounting policies, including changes thereto, are included in Notes 3.5 and 4.
3.2.               Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis except as otherwise indicated in the accounting policies.
3.3.               Functional and presentation currency
These consolidated financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ have been rounded to the nearest million, unless otherwise stated.
3.4.               Use of estimates and judgments
In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:
•Notes 4.11 and 20 – Revenue recognition: principal vs. agent considerations and customer identification
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:
•Note 6 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts;
•Notes 4.4(i) and 26 – Measurement of expected credit losses (“ECL”) for financial assets;
•Notes 15 and 29 – Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources; and
•Note 18 - recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.
Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third-party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of the IFRS Accounting Standards, including the level in the fair value hierarchy in which such valuations should be classified. When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).
The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 6 – Intangible assets and goodwill;
•Note 19 – Share-based payment arrangements; and
•Note 26 – Financial instruments.
3.5.               Change in accounting policies
The Group has applied the following amendments to the IFRS Accounting Standards for the first time for the annual period beginning on 1 January 2024.
•Classification of Liabilities as Current or Non-current Liabilities and Non-current Liabilities with Covenants (Amendments to IAS 1)
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•Lease Liabilities in a Sale and Leaseback (Amendments to IFRS 16)
The application of these amendments to the IFRS Accounting Standards does not have a material effect on the financial statements.